Tax provision - Deferred income tax liabilities (assets) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	$ 791	$ 704
Deferred tax assets	(4)	(8)
Deferred tax liabilities	795	712
Net operating losses, not yet recognized	35	53
Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	61	68
State
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	345	409
Net operating losses, not yet recognized	272	287
Property, Plant And Equipment And Intangibles [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	783	781
Reforestation And Decommissioning Obligations [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(30)	(30)
Employee Benefits [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(12)	(64)
Export Duty Deposits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	72	44
Tax loss carry-forwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(11)	(10)
Other temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	$ (11)	$ (17)